Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Revenue Disaggregation
30.1 Revenue disaggregation by category and geographic region

12.31.2023
	North America	Latin America, except Brazil	Asia Pacific	Brazil	Europe	Others	Total
Aircraft	2,539.6	53.6	20.2	130.6	529.0	27.2	3,300.2
Long-term contracts - aircraft and development	0.8	—	67.1	123.4	266.0	—	457.3
Others	4.2	—	—	5.2	21.7	—	31.1
Service	487.7	34.1	94.0	128.7	220.6	56.5	1,021.6
Spare Parts	250.0	10.5	23.2	65.8	93.4	15.4	458.3

Total	3,282.3	98.2	204.5	453.7	1,130.7	99.1	5,268.5

12.31.2022
	North America	Latin America, except Brazil	Asia Pacific	Brazil	Europe	Others	Total
Aircraft	2,150.8	20.2	—	114.5	474.3	82.3	2,842.1
Long-term contracts - aircraft and development	—	—	—	163.2	148.9	0.3	312.4
Others	1.4	—	—	8.9	1.7	—	12.0
Service	428.8	24.6	81.2	158.4	193.6	46.2	932.8
Spare Parts	276.7	8.2	19.7	60.2	65.9	10.4	441.1

Total	2,857.7	53.0	100.9	505.2	884.4	139.2	4,540.4

12.31.2021
	North America	Latin America, except Brazil	Asia Pacific	Brazil	Europe	Others	Total
Aircraft	1,525.3	4.1	102.8	79.5	731.2	135.3	2,578.2
Long-term contracts - aircraft and development	—	—	—	202.4	117.5	0.7	320.6
Others	30.2	0.4	3.7	22.9	9.8	0.9	67.9
Service	417.8	20.9	72.9	129.7	203.3	38.9	883.5
Spare Parts	194.9	12.4	30.2	44.1	54.9	10.5	347.0

Total	2,168.2	37.8	209.6	478.6	1,116.7	186.3	4,197.2

Summary of Contract balances, including contract costs
30.2 Contract assets and liabilities

	12.31.2023	12.31.2022
Contract assets	511.5	506.1

Current	509.1	505.4
Non-current	2.4	0.7

	12.31.2023	12.31.2022
Advances from customers - Aircraft and long-term contracts	2,337.4	1,748.8
Deferred revenue - Parts and services	203.5	215.2

Contract liabilities	2,540.9	1,964.0

Current	1,919.0	1,469.0
Non-current	621.9	495.0